Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (as defined by SEC rules) and certain financial performance of the Company. The MD&C Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” starting on page 30.

The following table provides information regarding compensation paid to our principal executive officer (“PEO”) and other NEOs along with our Total Shareholder Return (“TSR”), the TSR of the S&P U.S. SmallCap Banks Index (“Peer Group”), our net income, and the Company’s PPNI, which is the most important financial performance measure used by the Company to link compensation paid to the NEOs, for 2025, to Company performance.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(3)	TSR(4)	Peer Group TSR(4)	Net Income (Loss) ($’000)	Company- Selected Measure (PPNI(5)) ($’000)

2025	$2,385,669	$2,582,551	$823,061	$877,761	$176.83	$160.37	$74,867	$83,514
2024	$1,408,963	$1,350,492	$530,950	$532,453	$148.01	$145.82	$(41,646)	$54,470
2023	$1,472,884	$1,300,579	$550,383	$409,868	$109.20	$123.35	$50,264	$60,440
2022	$1,490,677	$1,352,023	$591,637	$546,792	$117.11	$122.74	$56,573	$66,474
2021	$1,490,370	$1,928,396	$526,957	$602,225	$146.37	$139.21	$77,697	$71,497

(1)
Martin K. Birmingham, President and Chief Executive Officer, was the PEO for each of the years presented in the table.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the change in fair value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and the pension value attributable to the applicable years’ service and any change in pension value attributable to plan amendments made in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Birmingham’s total compensation to determine the compensation actually paid:

	Martin K. Birmingham
	2025	2024	2023	2022	2021

Total Compensation as reported in Summary Compensation Table (SCT)	$2,385,669	$1,408,963	$1,472,884	$1,490,677	$1,490,370
Minus pension values reported in SCT	$57,464	$—	$61,032	$—	$21,893
Minus fair value of equity awards granted during fiscal year	$1,017,062	$362,125	$355,591	$373,097	$364,277
Plus pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$14,697	$14,165	$11,877	$45,610	$49,376
Plus fair value of equity compensation granted in current year—value at end of year-end	$1,495,069	$633,892	$372,537	$309,664	$420,015
Plus change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(7,881)	$(49,180)	$3,021	$3,088	$(3,365)
Plus change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(230,476)	$(295,223)	$(143,117)	$(123,919)	$358,170
Plus dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
Plus fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—	$—
Compensation Actually Paid	$2,582,551	$1,350,492	$1,300,579	$1,352,023	$1,928,396

(3)
In 2025 and 2024, the non-PEO NEOs include W. Jack Plants II, EVP, Chief Financial Officer and Treasurer, Kevin B. Quinn, SVP, Chief Commercial Banking Officer, Samuel J. Burruano, Jr., EVP, Chief Legal Officer and Corporate Secretary, and Laurie R. Collins, SVP, Chief Human Resources Officer; in 2023, the non-PEO NEOs include Messrs. Plants, Quinn, and Burruano and Ms. Collins, and Justin W. Bigham, Former EVP, Chief Community Banking Officer and Sean M. Willett, Former EVP, Chief Administrative Officer; in 2022, the non-PEO NEOs include Messrs. Plants, Bigham, Willett and Quinn; and in 2021, the non-PEO NEOs include Messrs. Plants, Bigham, Willett, and Burruano. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the average NEO’s total compensation to determine the compensation actually paid:

	Average NEOs
	2025	2024	2023	2022	2021

Total Compensation as reported in SCT	$823,061	$530,950	$550,383	$591,637	$526,957
Minus pension values reported in SCT	$19,334	$12,201	$18,138	$3,199	$16,521
Minus fair value of equity awards granted during fiscal year	$275,435	$102,270	$91,541	$129,844	$89,072
Plus pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$12,761	$12,354	$10,159	$12,316	$10,967
Plus fair value of equity compensation granted in current year—value at end of year-end	$406,589	$179,022	$59,640	$107,769	$102,701
Plus change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(3,041)	$(6,079)	$(1,512)	$(2,535)	$4,978
Plus change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(66,840)	$(69,323)	$(23,250)	$(29,352)	$62,215
Plus dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
Plus fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$(75,873)	$—	$—
Compensation Actually Paid	$877,761	$532,453	$409,868	$546,792	$602,225

(4)
TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020 and calculated on December 31 of each 2025, 2024, 2023, 2022 and 2021, respectively. The TSR peer group consists of the S&P U.S. SmallCap Banks, which is the same peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.
(5)
PPNI is a non-GAAP financial measure. Refer to Appendix A for a description of this financial measure and a reconciliation to its most directly comparable GAAP financial measure.

Company Selected Measure Name	PPNI
Named Executive Officers, Footnote
(3)
In 2025 and 2024, the non-PEO NEOs include W. Jack Plants II, EVP, Chief Financial Officer and Treasurer, Kevin B. Quinn, SVP, Chief Commercial Banking Officer, Samuel J. Burruano, Jr., EVP, Chief Legal Officer and Corporate Secretary, and Laurie R. Collins, SVP, Chief Human Resources Officer; in 2023, the non-PEO NEOs include Messrs. Plants, Quinn, and Burruano and Ms. Collins, and Justin W. Bigham, Former EVP, Chief Community Banking Officer and Sean M. Willett, Former EVP, Chief Administrative Officer; in 2022, the non-PEO NEOs include Messrs. Plants, Bigham, Willett and Quinn; and in 2021, the non-PEO NEOs include Messrs. Plants, Bigham, Willett, and Burruano. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the average NEO’s total compensation to determine the compensation actually paid:

Peer Group Issuers, Footnote
(4)
TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020 and calculated on December 31 of each 2025, 2024, 2023, 2022 and 2021, respectively. The TSR peer group consists of the S&P U.S. SmallCap Banks, which is the same peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 2,385,669	$ 1,408,963	$ 1,472,884	$ 1,490,677	$ 1,490,370
PEO Actually Paid Compensation Amount	$ 2,582,551	1,350,492	1,300,579	1,352,023	1,928,396
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the change in fair value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and the pension value attributable to the applicable years’ service and any change in pension value attributable to plan amendments made in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Birmingham’s total compensation to determine the compensation actually paid:

	Martin K. Birmingham
	2025	2024	2023	2022	2021

Total Compensation as reported in Summary Compensation Table (SCT)	$2,385,669	$1,408,963	$1,472,884	$1,490,677	$1,490,370
Minus pension values reported in SCT	$57,464	$—	$61,032	$—	$21,893
Minus fair value of equity awards granted during fiscal year	$1,017,062	$362,125	$355,591	$373,097	$364,277
Plus pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$14,697	$14,165	$11,877	$45,610	$49,376
Plus fair value of equity compensation granted in current year—value at end of year-end	$1,495,069	$633,892	$372,537	$309,664	$420,015
Plus change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(7,881)	$(49,180)	$3,021	$3,088	$(3,365)
Plus change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(230,476)	$(295,223)	$(143,117)	$(123,919)	$358,170
Plus dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
Plus fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—	$—
Compensation Actually Paid	$2,582,551	$1,350,492	$1,300,579	$1,352,023	$1,928,396

Non-PEO NEO Average Total Compensation Amount	$ 823,061	530,950	550,383	591,637	526,957
Non-PEO NEO Average Compensation Actually Paid Amount	$ 877,761	532,453	409,868	546,792	602,225
Adjustment to Non-PEO NEO Compensation Footnote
(3)
In 2025 and 2024, the non-PEO NEOs include W. Jack Plants II, EVP, Chief Financial Officer and Treasurer, Kevin B. Quinn, SVP, Chief Commercial Banking Officer, Samuel J. Burruano, Jr., EVP, Chief Legal Officer and Corporate Secretary, and Laurie R. Collins, SVP, Chief Human Resources Officer; in 2023, the non-PEO NEOs include Messrs. Plants, Quinn, and Burruano and Ms. Collins, and Justin W. Bigham, Former EVP, Chief Community Banking Officer and Sean M. Willett, Former EVP, Chief Administrative Officer; in 2022, the non-PEO NEOs include Messrs. Plants, Bigham, Willett and Quinn; and in 2021, the non-PEO NEOs include Messrs. Plants, Bigham, Willett, and Burruano. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the average NEO’s total compensation to determine the compensation actually paid:

	Average NEOs
	2025	2024	2023	2022	2021

Total Compensation as reported in SCT	$823,061	$530,950	$550,383	$591,637	$526,957
Minus pension values reported in SCT	$19,334	$12,201	$18,138	$3,199	$16,521
Minus fair value of equity awards granted during fiscal year	$275,435	$102,270	$91,541	$129,844	$89,072
Plus pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$12,761	$12,354	$10,159	$12,316	$10,967
Plus fair value of equity compensation granted in current year—value at end of year-end	$406,589	$179,022	$59,640	$107,769	$102,701
Plus change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(3,041)	$(6,079)	$(1,512)	$(2,535)	$4,978
Plus change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(66,840)	$(69,323)	$(23,250)	$(29,352)	$62,215
Plus dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
Plus fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$(75,873)	$—	$—
Compensation Actually Paid	$877,761	$532,453	$409,868	$546,792	$602,225

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR 2021-2025
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income (Loss) 2021-2025
Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs. PPNI(1) 2021-2025

(1)
PPNI is a non-GAAP financial measure. Refer to Appendix A for a description of this financial measure and a reconciliation to its most directly comparable GAAP financial measure.

Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. TSR 2021-2025
Tabular List, Table

PERFORMANCE MEASURES

The most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:

Most Important Financial Performance Measures
PPNI
Total Loan Growth
Non-Public Deposit Growth Excluding BaaS
Net Charge-Off Ratio
Return on Average Equity
Return on Average Assets

Total Shareholder Return Amount	$ 176.83	148.01	109.2	117.11	146.37
Peer Group Total Shareholder Return Amount	160.37	145.82	123.35	122.74	139.21
Net Income (Loss)	$ 74,867,000	$ (41,646,000)	$ 50,264,000	$ 56,573,000	$ 77,697,000
Company Selected Measure Amount	83,514,000	54,470,000	60,440,000	66,474,000	71,497,000
PEO Name	Martin K. Birmingham
Measure:: 1
Pay vs Performance Disclosure
Name	PPNI
Non-GAAP Measure Description	(5) PPNI is a non-GAAP financial measure. Refer to Appendix A for a description of this financial measure and a reconciliation to its most directly comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Loan Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Public Deposit Growth Excluding BaaS
Measure:: 4
Pay vs Performance Disclosure
Name	Net Charge-Off Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Average Equity
Measure:: 6
Pay vs Performance Disclosure
Name	Return on Average Assets
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (57,464)	$ 0	$ (61,032)	$ 0	$ (21,893)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,697	14,165	11,877	45,610	49,376
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,017,062)	(362,125)	(355,591)	(373,097)	(364,277)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,495,069	633,892	372,537	309,664	420,015
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(230,476)	(295,223)	(143,117)	(123,919)	358,170
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,881)	(49,180)	3,021	3,088	(3,365)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,334)	(12,201)	(18,138)	(3,199)	(16,521)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,761	12,354	10,159	12,316	10,967
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(275,435)	(102,270)	(91,541)	(129,844)	(89,072)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	406,589	179,022	59,640	107,769	102,701
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,840)	(69,323)	(23,250)	(29,352)	62,215
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,041)	$ (6,079)	(1,512)	$ (2,535)	$ 4,978
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (75,873)